UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2003
                                         ------------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Becky M. Horchler
Address:  131 North North Church Street
          P. O. Box 1220
          Rocky Mount, NC 27802


Form 13F File Number: 028-03824
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Becky M. Horchler
Title: Trust Operations Manager
Phone: 252-454-8307

Signature, Place, and Date of Signing:

/s/ Becky M. Horchler            Rocky Mount, NC                10/06/03
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       55
                                        ----------------------

Form 13F Information Table Value Total:      94,607
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

0REQUESTED MODEL: BNK
1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/03/03           PAGE   1
                                                                    AS OF 09/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 NOBLE CORPORATION                    G65422100       254      7,485 SH          X                       6,665                   820

 ABBOTT LABORATORIES                  002824100       608     14,284 SH          X                      14,284

 ABBOTT LABORATORIES                  002824100       128      3,000 SH              X   X               3,000

 ALTRIA GROUP INC                     02209S103       237      5,400 SH          X                       5,400
 COM
 AMERICAN INTL GROUP INC              026874107       452      7,835 SH          X                       6,975                   860

 AMGEN INC                            031162100       311      4,825 SH          X                       4,825

 CVS CORP                             126650100       248      8,000 SH          X                       8,000

 CHEVRONTEXACO CORP                   166764100       280      3,920 SH          X                       3,920

 CISCO SYS INC                        17275R102       212     10,810 SH          X                      10,810

 CITIGROUP, INC.                      172967101       420      9,228 SH          X                       9,228

 DOW CHEMICAL                         260543103       218      6,700 SH          X                       6,700

 DUPONT, E I DE NEMOURS AND COMPANY   263534109       304      7,597 SH          X                       5,207                 2,390

 DUKE ENERGY COMPANY                  264399106       270     15,136 SH          X                      15,136

 EXXON MOBIL CORP                     30231G102     1,077     29,415 SH          X                      28,535                   880

 EXXON MOBIL CORP                     30231G102       245      6,700 SH              X   X               6,700

 FEDERAL NATIONAL MORTGAGE            313586109       229      3,261 SH          X                       3,261

 FIDELITY ADVISOR SER II              315807206       903     34,942 SH          X                                            34,942
 GR OPPTS PTFL T
 GENERAL ELECTRIC COMPANY             369604103     2,509     84,163 SH          X                      80,013                 4,150

 GENERAL ELECTRIC COMPANY             369604103       566     19,000 SH              X   X              19,000

 INTEL CORP                           458140100       522     18,967 SH          X                      16,382                 2,585

 INTERNATIONAL BUSINESS MACHINES CORP 459200101       245      2,778 SH          X                       2,778

 INTERNATIONAL BUSINESS MACHINES CORP 459200101       353      4,000 SH              X   X               4,000

 J P MORGAN CHASE & CO                46625H100       292      8,505 SH          X                       8,505

 JEFFERSON PILOT CORPORATION          475070108       324      7,310 SH          X                       7,310

 JOHNSON & JOHNSON                    478160104       365      7,365 SH          X                       6,635                   730

                                               ----------
          PAGE TOTAL                               11,572


1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/03/03           PAGE   2
                                                                    AS OF 09/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 LEXMARK INTERNATIONAL, INC.          529771107       504      8,000 SH              X   X               8,000

 LOWES COMPANIES INC                  548661107        41        795 SH          X                         795

 LOWES COMPANIES INC                  548661107     1,038     20,000 SH              X   X              20,000

 MFS SER TR V                         552981888       367     23,716 SH          X                      23,716
 INTL NEW DISCOVERY A
 MFS SER TR V                         552981888         1         89 SH              X   X                  89
 INTL NEW DISCOVERY A
 MERCK & CO INC                       589331107       381      7,525 SH          X                       7,525

 MERCK & CO INC                       589331107       537     10,600 SH              X   X              10,600

 MICROSOFT CORP                       594918104       408     14,676 SH          X                      14,676

 NUVEEN VA PREM INCM MUN FD           67064R102       285     17,291 SH          X                      17,291
 COM
 PEPSICO, INC.                        713448108       546     11,915 SH          X                      11,015                   900

 PROCTER & GAMBLE COMPANY             742718109       446      4,805 SH          X                       4,805

 PROGRESS ENERGY INC                  743263105       339      7,615 SH          X                       7,615
 COM
 PROVIDIAN FINL CORP                  74406A102       136     11,500 SH          X                      11,500
 COM
 RBC MID CAP EQUITY FUND CLASS I      74926B309    48,714  4,440,658 SH          X                   3,621,310    132,552    686,796

 RBC MID CAP EQUITY FUND CLASS I      74926B309       924     84,265 SH              X   X              67,884     16,381

 RBC LARGE CAP EQUITY FD CLASS I      74926B606    16,598  1,823,920 SH          X                   1,574,285     37,491    212,143

 RBC LARGE CAP EQUITY FD CLASS I      74926B606       298     32,799 SH              X   X              17,545     15,254

 RBC SMALL CAP EQUITY FD CLASS I      74926B846     5,400    452,979 SH          X                     382,293     10,097     60,588

 RBC SMALL CAP EQUITY FD CLASS I      74926B846       177     14,853 SH              X   X               8,371      6,481

 ROYAL BK CDA MONTREAL QUE            780087102     2,331     53,106 SH          X                      53,106

 ROYAL BK CDA MONTREAL QUE            780087102       913     20,798 SH              X   X                 356     20,412         30

 SPDR TR UNIT SER 1                   78462F103       971      9,713 SH          X                       9,713

 SPDR TR UNIT SER 1                   78462F103        35        349 SH              X   X                 349

 VERIZON COMMUNICATIONS               92343V104       255      7,853 SH          X                       7,853

 WACHOVIA CORP 2ND NEW                929903102       311      7,555 SH          X                       7,555
 COM
                                               ----------
          PAGE TOTAL                               81,956


1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/03/03           PAGE   3
                                                                    AS OF 09/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 WAL-MART STORES                      931142103       452      8,100 SH          X                       8,100

 WALGREEN CO                          931422109       285      9,312 SH          X                       8,127                 1,185

 WALGREEN CO                          931422109        61      2,000 SH              X   X               2,000

 WELLS FARGO & CO NEW                 949746101       229      4,440 SH          X                       4,440

 WELLS FARGO & CO NEW                 949746101        52      1,000 SH              X   X               1,000

                                               ----------
          PAGE TOTAL                                1,079
         FINAL TOTALS                              94,607
